Statement of financial position, order of liquidity (Parentheticals) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Memorandum loan commitments given	€ 227,554	€ 188,515	€ 152,868
Financial guarantees given Memorandum	24,865	22,503	18,839
Memorandum other commitments given	€ 60,159	€ 51,215	€ 42,577